Financial Instruments - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	3.308%
Probable [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	3.40%
25% [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	4.25%
50% [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	5.10%
-25% [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	2.55%
-50% [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis, scenario	1.70%